Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 10. Stock-Based Compensation

Equity Incentive Plans

The Company has stock-based compensation plans that provide for the award of equity incentives, including stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance shares, performance units, cash-based award and other stock-based awards. As of July 31, 2020, the Company had stock options outstanding under the 2014 Stock Plan (“2014 Plan”) and the 2019 Equity Incentive Plan had stock options and RSUs outstanding. As of July 31, 2020, the Company also has an employee stock purchase plan.

In connection with the IPO, the Board of Directors adopted and stockholders approved an amended and restated 2019 Equity Incentive Plan (“2019 Plan”) to, among other things as defined in the 2019 Plan document, increase the available shares under the Plan to 15,250,000, plus an annual increase added on the first day of each fiscal year, beginning with the fiscal year ending January 31, 2022, and continuing until, and including, the fiscal year ending January 31, 2031. The annual increase will be equal to the lesser of (i) 5% of the number of shares issued and outstanding as of January 31 of the immediately preceding fiscal year and (ii) an amount determined by the Company’s Board of Directors. The Company ceased granting awards under the 2014 Plan during the fiscal year ended January 31, 2020, and all shares that remained available for issuance under the 2014 Plan were transferred to the 2019 Plan prior to the closing of the IPO. Additionally, the number of shares available under the 2019 Plan shall be increased by the number of shares outstanding under the 2014 Plan that expire, terminate or are canceled without having been exercised or settled in full.

Stock Options

Stock option activity during the six months ended July 31, 2020 was as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding, January 31, 2020	7,837,023	$5.39
Granted	—	—
Expired or forfeited	(46,899)	10.87
Exercised	(326,030)	2.64

Outstanding, July 31, 2020	7,464,094	$5.48

Exercisable, July 31, 2020	5,542,247	$4.07

Fully vested or expected to vest, July 31, 2020	6,717,685	$5.48

As of July 31, 2020, there was $5.5 million of total unrecognized compensation expense related to unvested stock-based compensation arrangements under the 2014 and 2019 Plans. That cost is expected to be recognized over a weighted average period of 1.53 years.

Restricted Stock Units

Restricted stock unit (“RSU”) activity during the six months ended July 31, 2020 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested, January 31, 2020	948,119	$21.75
Granted	1,120,054	20.07
Vested[1]	(17,500)	20.00
Forfeited	(9,580)	21.53

Nonvested, July 31, 2020	2,041,093	$20.84

[1]	Includes 17,500 RSUs that were not issued and outstanding as of July 31, 2020.

The RSUs granted prior to the IPO vest upon the satisfaction of both a service-based, generally over 4 years, vesting 25% annually, and liquidity event-based vesting condition. For RSUs granted to the non-employee members of the Board of Directors, some vest in less than a year, some annually and some over three years. The liquidity event-based condition was satisfied upon the completion of the IPO and the Company recognized an expense of $12.2 million in cost of revenues and operating expenses for RSUs as of that date, using the accelerated attribution recognition method.

As of July 31, 2020, total unrecognized compensation expense related to non-vested RSUs was $30.7 million, adjusted for estimated forfeitures, based on the estimated fair value of the Company’s common stock at the time of grant. The weighted-average period to be recognized is 3.52 years.

Employee Stock Purchase Plan

In July 2020, the Board of Directors adopted and stockholders approved the Employee Stock Purchase Plan (the “ESPP”), which became effective immediately prior to the closing of the IPO. The ESPP includes two components, one component is intended to qualify as an “employee stock purchase plan” within the meaning of Section 423 of the Internal Revenue Code (the “Code) and a component that does not qualify as an “employee stock purchase plan” under Section 423 of the Code. The ESPP initially reserved and authorized the issuance of up to a total of 1,800,000 shares of common stock to participating employees. The aggregate number of shares of the Company’s common stock under the ESPP will automatically increase on the first day of each fiscal year, beginning with the first fiscal year ending January 31, 2022 and continuing until the fiscal year ended January 31, 2031, by an amount equal to the lesser of (i) 1% of the shares of the Company’s common stock issued and outstanding on January 31 of the immediately preceding fiscal year, (ii) 1,800,000 shares of the Company’s common stock or (iii) an amount determined by the Board of Directors. As of July 31, 2020, 1,800,000 shares of common stock remain available for grant under the ESPP.

The ESPP permits employees to purchase the Company’s common stock through payroll deductions during six month offerings. The offering periods begin each January 1 and July 1, or such other period determined by the compensation committee. Eligible employees will purchase the shares at a price per share equal to the lesser of (i) 85% of the fair market value of a share of the Company’s common stock on the first business day of such offering period and (ii) 85% of the fair market value of share of the Company’s common stock on the last business day of such offering period, although the compensation committee has discretion to change the purchase price with respect to future offering periods, subject to terms of the ESPP.

Note 11. Stock-Based Compensation

The Company has two equity incentive plans: the 2014 Stock Plan (“2014 Plan”) and the 2019 Equity Incentive Plan (“2019 Plan”), collectively referred to as the “Incentive Plans.” Under the 2014 Plan, the Board of Directors had allotted 15,025,666 shares of common stock for incentive options or non-qualified options as of January 31, 2020. Prior to fiscal 2018, the option pool was increased by an aggregate of 6,797,476 shares with approval from the Board of directors and stockholders. Non-qualified options may be granted to Company employees, non-employee directors, and consultants. The exercise price of options is determined by the Board of Directors, but cannot be less than 100% of the fair market value of the Company’s common stock on the date of the grant. The options generally vest in one of two ways:

•	In equal annual installments over four years from the grant date.

•	Upon a change in control transaction (with respect to certain Incentive Plan participants).

All options expire ten years from the grant date and, with respect to certain Incentive Plan participants, provide for accelerated vesting if there is a change in control of the Company.

In July 2019, the Company established the 2019 Plan. The 2019 Plan is allotted 1,500,000 shares that may be issued in the form of options, stock appreciation rights, restricted stock awards, restricted stock units, performance shares, performance units, cash-based awards and other stock-based awards. The allotted shares can be increased by shares available under the Company’s 2014 Plan, described above, however, not to exceed 7,500,000 shares from that 2014 Plan. The maximum number of incentive stock options cannot exceed 9,000,000 shares. All awards shall be granted within ten years from the effective date of the Plan and can only be granted to employees, non-employee directors and consultants and generally vest over four years.

Restricted stock units (“RSU”) are subject to time-based and performance-based vesting conditions. RSUs are generally earned over a service period of four years, expire seven years from the grant date and will only vest upon an IPO or change in control. The compensation expense related to these awards is based on the grant date fair value of the RSUs and is recognized on a ratable basis over the applicable service period. No RSUs have vested as of January 31, 2020.

Stock Options

The calculated value of each option award is estimated at the date of grant using the Black-Scholes option valuation model that utilizes the assumptions included in the table below. The Company recognizes stock-based expenses related to stock option awards on a straight-line basis over the requisite service period of the awards, which is generally the vesting term of four years. Stock-based expenses are recognized net of estimated forfeiture activity. The estimated forfeiture rate applied is based on historical forfeiture rates. The expected term assumption, using the simplified method, reflects the period for which the Company believes the option will remain outstanding. The Company determined the volatility of its stock by looking at the historic volatility of its peer companies. The risk-free rate reflects the U.S. Treasury yield for a similar expected life instrument in effect at the time of the grant. The assumptions utilized for the fiscal years ended January 31, 2018, 2019, and 2020 are as follows:

	2018	2019	2020
Expected life (in years from vesting)	6.08 - 6.25	6.25	6.10 -6.25
Expected volatility	42% - 44%	40% - 41%	40%
Expected dividends	0.00%	0.00%	0.00%
Risk-free rate	2.07% - 2.27%	2.71% - 3.06%	1.63% - 2.59%

The grant date weighted average calculated fair value of options issued, net of forfeitures, was $2.13, $5.36, and $6.74 per share for the fiscal years ended January 31, 2018, 2019 and 2020, respectively.

The Company recognized stock-based compensation expense related to the option grants under the Incentive Plans as follows:

	Fiscal Year Ended January 31,
	2018	2019	2020
Cost of revenues	$1,357	$1,487	$1,517
Sales and marketing	940	1,078	1,260
Research and development	1,070	1,056	1,245
General and administrative (1)	459	474	1,723

Total stock-based compensation expense	$3,826	$4,095	$5,745

(1)

On June 26, 2019, the Company entered into a separation agreement with an executive. The agreement resulted in a modification of the former employee’s 334,840 outstanding stock options to purchase voting common stock, which accelerated certain vesting and extended the exercise period, resulting in the recognition of $1.2 million of additional stock-based compensation expense for the year ended January 31, 2020.

The Company granted 353,900 incentive stock options in the fiscal year ended January 31, 2020, which vest over four years and have a ten-year term.

A summary of option activity under the Incentive Plans during the fiscal years ended January 31, 2018, 2019 and 2020 are as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding, January 31, 2017	6,845,834	$1.94	7.76
Granted	4,267,151	5.17
Expired or forfeited	(125,642)	2.93
Exercised	(695,384)	1.35		$2,617

Outstanding, January 31, 2018	10,291,959	3.31	7.77

Granted	969,762	13.50
Expired or forfeited	(209,313)	9.46
Exercised	(2,845,482)	2.20		$32,365

Outstanding, January 31, 2019	8,206,926	$4.74	7.34

Granted	353,900	17.54
Expired or forfeited	(265,033)	6.82
Exercised	(458,770)	2.27		$7,639

Outstanding, January 31, 2020	7,837,023	$5.39	6.54	$126,245

Exercisable, January 31, 2020	4,832,586	$3.68	5.88	$86,099

Fully vested or expected to vest, January 31, 2020	7,053,321	$5.39	6.54	$113,620

Aggregate intrinsic value represents the total pre-tax intrinsic value, which is computed based on the difference between the option exercise price and the estimated fair value of the Company’s common stock at the time such option exercises. This intrinsic value changes based on changes in the fair value of the Company’s underlying stock.

As of January 31, 2020, there was $7.6 million of total unrecognized compensation cost related to unvested stock-based compensation arrangements under the Incentive Plans. That cost is expected to be recognized over a weighted average period of approximately 1.65 years.

Restricted Stock Units

The Company granted 948,119 RSUs during the fiscal year ended January 31, 2020 with a weighted-average grant date fair value of $21.75 per RSU. No RSUs vested, were forfeited or cancelled. As of January 31, 2020, total unrecognized compensation expense cost related to non-vested RSUs was $19.6 million, adjusted for estimated forfeitures, based on the estimated fair value of the Company’s common stock at the time of grant. The weighted-average period to be recognized is indeterminable until an IPO or a change in control occurs. At January 31, 2020, the intrinsic value of unvested restricted stock units was $0.0 million.